Additional Information to the Statements of Comprehensive Loss (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Revenues	$ 23,101	$ 16,397	$ 11,145
Percentage of revenues	100.00%	100.00%	100.00%
U.S [Member]
Statement Line Items [Line Items]
Revenues	$ 20,636	$ 14,478	$ 9,957
Percentage of revenues	89.00%	88.00%	89.00%
Europe [Member]
Statement Line Items [Line Items]
Revenues	$ 1,353	$ 1,102	$ 871
Percentage of revenues	6.00%	7.00%	8.00%
Israel [Member]
Statement Line Items [Line Items]
Revenues	$ 267	$ 371	$ 180
Percentage of revenues	1.00%	2.00%	2.00%
Other [Member]
Statement Line Items [Line Items]
Revenues	$ 845	$ 446	$ 137
Percentage of revenues	4.00%	3.00%	1.00%